Segment Reporting and Geographic Data	12 Months Ended
Dec. 31, 2012
Segment Reporting and Geographic Data

20. Segment Reporting and Geographic Data

The Company has determined that it operates in one segment (see Note 3).

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,
	2012	2011	2010
Subscription revenue(1):
United States	$111,386	$78,776	$50,934
United Kingdom	8,944	8,146	8,749
Ireland	3,742	4,474	4,735
All other countries	3,379	921	272

Total subscription revenue	$127,451	$92,317	$64,690

	Year Ended December 31,
	2012	2011	2010
Long-lived tangible assets(2):
United States	$34,232	$21,607	$14,881
United Kingdom	3,407	2,304	2,247
Ireland	3,493	2,937	1,927

Total long-lived tangible assets	$41,132	$26,848	$19,055

(1)	Subscription revenue represents sales to external customers based on the location of the customer.
(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.